Impairment of assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Impairment of assets
13.	Impairment of assets
The Group’s cash-generating units (CGUs) are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the recoverable amount of the CGU is estimated. The recoverable amount of the CGU is its fair value less cost of disposal. At31 December 2019, no impairment test has been carried out since there is no impairment indicator in any of the Group’s CGUs.